Unsecured Convertible Loan Notes and Derivative Financial Instruments - Additional Information (Details)			6 Months Ended
	Jul. 24, 2025 USD ($) $ / shares	Jun. 21, 2023 $ / shares	Jun. 30, 2026 USD ($) shares	Jun. 21, 2023 USD ($) shares
Disclosure of detailed information about financial instruments [line items]
Proceeds from issuance of unsecured convertible debentures	$ 95,000,000
Yorkville
Disclosure of detailed information about financial instruments [line items]
Percentage of convertible notes	5.00%
Face value of notes issued	$ 100,000,000
Conversion of debt instruments			$ 65,000,000
Percentage of redeem in cash of outstanding principal amount of convertible debentures			20.00%
Convertible debentures outstanding principal amount			$ 35,000,000
Face value of convertible debentures issued	95.00%
Maturity period	18 months
Conversion price of per ordinary share | $ / shares	$ 0.12
Yorkville | Top of Range
Disclosure of detailed information about financial instruments [line items]
Conversion price of per ordinary share | $ / shares	$ 0.6435
LG Energy Solution
Disclosure of detailed information about financial instruments [line items]
Number of shares issued | shares				45,221,586
Percentage of convertible notes		4.00%
Convertible notes maturity date		Jun. 07, 2028
Par value per share | $ / shares		$ 1
Face value of notes issued				$ 30,000,000
Conversion price of per ordinary share | $ / shares		$ 1.6
Unpaid interest			$ 0
Convertible Notes | Yorkville
Disclosure of detailed information about financial instruments [line items]
Maximum ordinary shares can be issued upon conversion of convertible debt | shares			360,163,110
Debt instrument early redemption rate			110.00%